PARENT COMPANY FINANCIAL DATA (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax benefit	$ 493	$ 341	$ 1,685	$ 2,305	$ 2,822	$ (385)	$ (3,284)
Net income (loss)	649	632	2,702	3,902	4,637	(163)	(4,955)
Parent Company [Member]
Dividends					0	0	233
Equity in earnings (losses) of subsidiaries					4,929	115	(4,904)
Operating expense					(437)	(417)	(425)
Income tax benefit					145	139	141
Net income (loss)					$ 4,637	$ (163)	$ (4,955)